January 31 14

20.6

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08885

Hewitt Series Trust

(Exact name of registrant as specified in charter)

4 Overlook Point Lincolnshire, IL 60069

(Address of principal executive offices) (Zip code)

Andrea W. Armstrong, 4 Overlook Point, Lincolnshire, IL 60069

(Name and address of agent for service)

Registrant’s telephone number, including area code: (847) 295-5000

Date of fiscal year end: December 31, 2013

Date of reporting period: June 30, 2013

2.

Item 1. Reports to Stockholders.

HEWITT SERIES TRUST

SHAREHOLDER EXPENSES (Unaudited)

As a shareholder of the Hewitt Money Market Fund (the “Fund”), you incur ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other money market funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2013 to June 30, 2013.

Actual Expenses

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under the Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Hewitt Money Market Fund	Beginning Account Value (1/1/13)	Ending Account Value (6/30/13)	Annualized Expense Ratio†	Expenses Paid During Period* (1/1/13 to 6/30/13)
Actual	$1,000.00	$1,000.10	0.26%	$1.29
Hypothetical (5% return before expenses)	1,000.00	1,023.49	0.26	1.30

†	This ratio includes the Fund’s share of expenses charged to the corresponding Master Portfolio into which the Fund invests.

*	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days) to reflect the one-half year period.

HEWITT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investment:
In Money Market Master Portfolio (“Master Portfolio”), at fair value (Note 1)	$742,923,230
Receivables:
Administration fees (Note 2)	273,084
Due from Hewitt Financial Services LLC (Note 2)	984

Total Assets	743,197,298

LIABILITIES
Payables:
Accrued Trustees fees	12,832
Accrued shareholder servicing fees	418,914
Other accrued expenses	4,803

Total Liabilities	436,549

NET ASSETS	$742,760,749

Net assets consist of:
Paid-in capital	$742,701,149
Undistributed net investment income	109
Accumulated net realized gain	59,491

NET ASSETS	$742,760,749

Shares outstanding	742,700,036

Net asset value and offering price per share	$1.00

See Notes to Financial Statements.

HEWITT MONEY MARKET FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2013 (Unaudited)

NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO
Interest	$1,000,075
Expenses[1]	(247,304)

Net investment income allocated from Master Portfolio	752,771

FUND EXPENSES (Note 2)
Administration fees	1,943,366
Shareholder servicing fees	883,584
Fund accounting fees & transfer agent fees	46,152
Legal fees	20,971
Audit fees	12,395
Registration costs	51,595
Printing costs	54,340
Trustees fees	34,144

Total fund expenses	3,046,547

Fees reimbursed by Hewitt Associates LLC (Note 2)	(2,364,454)

Total Net Expenses	682,093

NET INVESTMENT INCOME	70,678

REALIZED GAIN (LOSS) ALLOCATED FROM MASTER PORTFOLIO
Net realized gain	53,099

Net gain on investments	53,099

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$123,777

[1]	Net of investment advisory fee waivers by the Master Portfolio’s investment adviser in the amount of $110,632.

See Notes to Financial Statements.

HEWITT MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2013 (Unaudited)	For the Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$70,678	$124,094
Net realized gain	53,099	35,441

Net increase in net assets resulting from operations	123,777	159,535

Distributions to shareholders:
From net investment income	(70,679)	(123,984)

From net realized gain	–	(31,000)

Total distributions to shareholders	(70,679)	(154,984)

Capital share transactions (Note 3):
Net capital share transactions	52,912,183	136,014,537

Net increase in net assets resulting from capital share transactions	52,912,183	136,014,537

Increase in net assets	52,965,281	136,019,088

NET ASSETS:
Beginning of Period	689,795,468	553,776,380

End of Period	$742,760,749	$689,795,468

Undistributed net investment income included in net assets at end of period	$109	$110

See Notes to Financial Statements.

HEWITT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010	Year Ended Dec. 31, 2009	Year Ended Dec. 31, 2008
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.02
Net realized gain (loss)	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	(0.00)[1]

Total from investment operations	0.00	0.00	0.00	0.00	0.00	0.02

Less distributions from:
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.02)
Net realized gain	–	(0.00)[1]	(0.00)[1]	–	–	–

Total distributions	(0.00)	(0.00)	(0.00)	(0.00)	(0.00)	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	0.01%[2]	0.03%	0.03%	0.02%	0.07%	2.00%

Ratios/Supplemental data:
Net assets, end of period (000s)	$742,761	$689,795	$553,776	$403,850	$321,371	$343,696
Ratio of net expenses to average net assets[3]	0.26%[5]	0.32%[5]	0.27%[5]	0.31%[5]	0.48%[4,5]	0.96%[4]
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[3]	0.96%	0.97%	0.98%	1.02%	1.04%[4]	1.05%[4]
Ratio of net investment income to average net assets[3]	0.02%[5]	0.02%[5]	0.02%[5]	0.02%[5]	0.07%[4,5]	1.94%[4]
Ratio of net investment income (loss) to average net assets prior to waived fees and reimbursed expenses[3]	(0.68)%	(0.63)%	(0.70)%	(0.68)%	(0.49)%[4]	1.85%[4]

[1]	Rounds to less than $0.01 or ($0.01).
[2]	Not annualized.
[3]	Ratios reflect the expenses of both the Fund and the Master Portfolio into which the Fund invests.
[4]

Ratios for the year ended December 31, 2009 and December 31, 2008 include 0.03% and 0.01%, respectively, of expenses associated with the Fund’s participation in the U.S. Treasury’s Temporary Guarantee Program.

[5]	Ratios for the year ended December 31, 2009, 2010, 2011, 2012 and 2013 include waived fees in an amount sufficient to ensure that the seven day yield of the Fund does not fall below 0% (Note 2).

See Notes to Financial Statements.

HEWITT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

1.	Summary of Significant Accounting Policies

Hewitt Money Market Fund (the “Fund”) is a diversified series of Hewitt Series Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was established as a Delaware statutory trust organized pursuant to a Declaration of Trust on July 7, 1998.

Under the Fund’s organizational documents, the officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“US GAAP”). The preparation of the financial statements in conformity with US GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investment Policy and Security Valuation

US GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund’s policy is to fair value its financial instruments at market value. The Fund records its investment in its corresponding Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the respective Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 1 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

The Fund invests all of its assets in the Money Market Master Portfolio (the “Master Portfolio”) of Master Investment Portfolio (“MIP”). The Master Portfolio has the same or substantially similar investment objective as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s interest in the net assets of the Master Portfolio (2.00% of total Master Portfolio net assets as of June 30, 2013).

The determination of what constitutes an “observable” input may require significant judgment by the Fund. As of June 30, 2013, the Fund’s investment in the Master Portfolio was classified as Level 2. The level of a value determined for an investment within the fair value hierarchy is based upon the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of its investment in the Master Portfolio, nor the level of the investments held within the Master Portfolio.

The Fund believes more relevant disclosure regarding fair value measurements relate to the investment portfolio of the Master Portfolio, which can be found in Note 1 of the Master Portfolio’s Notes to Financial Statements and are included elsewhere in this report.

The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, accompanied by an unaudited summarized tabular presentation, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

HEWITT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS – (continued)

The Fund seeks to maintain a constant net asset value of $1.00 per share for each of the classes of shares. There is no assurance that the Fund will meet this objective.

Security Transactions and Income Recognition

For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted on a trade date basis. The Fund records daily its proportionate share of its Master Portfolio’s income, expenses and realized gains and losses. In addition, the Fund accrues its own expenses. Income, expenses and realized gains and losses are allocated daily to each class based on its relative net assets.

Federal Income Taxes

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Trust that the Fund continue to qualify as a regulated investment company by complying with the provisions under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its investment company taxable income and any net realized gains (after taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required at June 30, 2013.

As of December 31, 2012, the tax year-end of the Fund, the Fund had no tax basis net capital loss carryforwards.

Management has reviewed the tax positions as of June 30, 2013, inclusive of the prior three open tax return years, and has determined that no provision for income tax is required in the Fund’s financial statements. The statute of limitations on the Fund’s U.S. federal tax returns remains open for each of the four years ended December 31, 2012. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Dividends and Distributions to Shareholders

Dividends to shareholders from net investment income of the Fund are declared daily and distributed monthly. Distributions to shareholders from capital gains, if any, are declared and distributed annually, generally in December.

Due to the timing of dividends and distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund.

2.	Agreements and Other Transactions with Affiliates

Hewitt Associates LLC (“Hewitt Associates”) provides administrative services to the Fund. The Fund pays Hewitt Associates a monthly fee calculated at an annual rate of 0.55% of the Fund’s average daily net assets for these services. Hewitt Associates has contractually agreed to waive its fees or absorb expenses of the Fund in an amount equal to the greater of (A) the amount by which the total ordinary operating expenses (excluding interest, brokerage commissions and extraordinary expenses) on an annual basis, exceed 0.95% of the average daily net assets of the Fund or (B) an amount sufficient to ensure that the seven day yield of the Fund does not fall below 0%.

HEWITT SERIES TRUST

NOTES TO FINANCIAL STATEMENTS – (concluded)

Hewitt Associates may not modify or terminate this waiver agreement without approval of the Board of Trustees of the Trust. For the six months ended June 30, 2013, Hewitt Associates reimbursed the Fund $2,364,454 for expenses related to this agreement.

Hewitt Associates and BlackRock Advisors, LLC (“BAL”) have entered into a sub-administration agreement, pursuant to which BAL provides services to the Fund and its shareholders, including maintenance of books and records; preparation of reports; and other administrative support services. For the services under this sub-administration agreement, Hewitt Associates pays BAL a fee equal to 0.03% of the average daily net assets of the Fund.

Hewitt Financial Services LLC (“HFS”), an affiliate of Hewitt Associates, serves as the Distributor of the Fund. HFS does not receive a fee from the Fund for its distribution services.

HFS also serves as the Shareholder Servicing Agent for the Fund. As Shareholder Servicing Agent, HFS is responsible for maintaining records showing the number of shares of the Fund owned by investors who have purchased shares through HFS. In addition, HFS sends all shareholder communications relating to the Fund to shareholders or arranges for these materials to be sent. For these services, the Fund pays HFS a monthly fee calculated at an annual rate of 0.25% of the Fund’s average daily net assets.

The Fund pursues its investment objectives by investing in the Master Portfolio, which is a series of MIP. The Master Portfolio has the same investment objectives and substantially the same investment policies as the Trust. BlackRock Fund Advisors (“BFA”) serves as the Master Portfolio’s investment adviser. As such, the Trust does not itself have an investment adviser.

3.	Capital Share Transactions

As of June 30, 2013, there was an unlimited number of shares of $0.001 par value capital stock authorized by the Fund. Transactions in capital shares of the Fund were as follows:

	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012
	Shares	Amount	Shares	Amount
Shares Issued and Redeemed:
Shares sold	175,623,314	$175,623,314	354,861,977	$354,861,977
Shares issued in reinvestments of dividends	92,437	92,437	157,897	157,897
Shares redeemed	(122,803,568)	(122,803,568)	(219,005,337)	(219,005,337)

Net increase	52,912,183	$52,912,183	136,014,537	$136,014,537

4.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued, and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

HEWITT SERIES TRUST

PROXY VOTING (Unaudited)

The Fund filed with the Securities and Exchange Commission (the “Commission”) Form N-PX with the complete proxy voting record for the 12 months ended June 30, 2013. The Fund did not hold any voting securities and accordingly did not vote any proxies during the reporting period. Because the Fund invests exclusively in non-voting securities, the Fund is not required to describe the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities. The Form filed is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-890-3200, and (ii) on the Commission’s website at (www.sec.gov).

HEWITT SERIES TRUST

ADDITIONAL INFORMATION (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

MONEY MARKET MASTER PORTFOLIO

PORTFOLIO INFORMATION

June 30, 2013

Portfolio Composition	Percent of Net Assets
Certificates of Deposit	42%
Commercial Paper	24
U.S. Treasury Obligations	12
Repurchase Agreements	11
Time Deposits	5
U.S. Government Sponsored Agency Obligations	3
Corporate Notes	2
Other Assets Less Liabilities	1

Total	100%

MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2013 (Unaudited)

Certificates of Deposit	Par (000)	Value
Euro – 1.1%
National Australia Bank Ltd., London, 0.29%, 10/21/13[a]	$425,000	$425,000,000
Yankee[b] – 41.0%
Bank of Montreal, Chicago[a]:
0.09%, 7/05/13	500,000	500,000,000
0.32%, 11/15/13	310,000	309,993,019
0.34%, 1/10/14	210,000	210,000,000
Bank of Nova Scotia, Houston:
0.32%, 10/16/13[a]	250,000	249,994,433
0.27%, 12/11/13	200,000	200,000,000
0.33%, 1/02/14[a]	175,000	175,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York, 0.12%, 7/02/13	750,000	750,000,000
BNP Paribas, New York:
0.41%, 9/05/13[a]	349,750	349,750,000
0.39%, 10/21/13[a]	250,000	250,000,000
0.39%, 11/15/13	197,000	197,000,000
Canadian Imperial Bank of Commerce, New York[a]:
0.31%, 12/02/13	553,015	553,015,000
0.28%, 2/04/14	250,000	250,000,000
0.28%, 3/03/14	300,000	300,000,000
Credit Industriel Et Commercial, New York, 0.35%, 7/08/13	280,000	280,000,000
Credit Suisse, New York:
0.28%, 9/13/13	250,000	250,000,000
0.29%, 10/10/13	400,000	400,000,000
Deutsche Bank AG, New York:
0.41%, 8/09/13	313,000	313,000,000
0.24%, 8/29/13[a]	300,000	300,000,000
0.38%, 9/09/13[a]	370,000	370,000,000

Certificates of Deposit	Par (000)	Value
DNB Bank ASA, New York, 0.28%, 7/19/13	$139,000	$139,000,000
Mitsubishi UFJ Trust and Banking Corp., New York:
0.24%, 7/05/13	50,000	49,999,972
0.26%, 11/06/13	200,000	200,000,000
0.26%, 11/08/13	250,000	250,000,000
Mizuho Corporate Bank, Ltd., 0.24%, 8/19/13	400,000	400,000,000
National Australia Bank Ltd., New York, 0.27%, 8/13/13[a]	340,000	340,000,000
National Bank of Canada, New York, 0.35%, 7/25/13[a]	275,000	275,000,000
Natixis, New York, 0.30%, 8/02/13	603,750	603,750,000
Nordea Bank Finland Plc., New York, 0.28%, 7/17/13	114,405	114,404,748
Norinchukin Bank, New York, 0.13%, 7/03/13	620,000	620,000,000
Oversea-Chinese Banking Corp. Ltd., New York:
0.26%, 10/10/13	150,000	150,000,000
0.26%, 10/11/13	100,000	100,000,000
Rabobank Nederland, New York:
0.41%, 1/08/14	329,000	329,000,000
0.32%, 3/12/14[a]	124,500	124,500,000
0.32%, 3/14/14[a]	510,000	510,000,000
Royal Bank of Canada, New York[a]:
0.24%, 1/15/14	150,000	150,000,000
0.27%, 3/27/14	175,000	175,000,000

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS – (continued)

June 30, 2013 (Unaudited)

Certificates of Deposit	Par (000)	Value
Skandinaviska Enskilda Banken, New York, 0.29%, 7/01/13	$125,000	$125,000,000
Societe Generale, New York:
0.32%, 7/02/13	304,000	304,000,000
0.27%, 8/01/13	280,000	280,000,000
0.30%, 9/03/13	480,000	480,000,000
Sumitomo Mitsui Banking Corp., New York:
0.23%, 7/10/13	125,000	125,000,000
0.23%, 8/01/13	300,000	300,000,000
0.23%, 8/16/13	355,000	355,000,000
Sumitomo Mitsui Trust Bank Ltd., New York, 0.23%, 7/25/13	250,000	250,000,000
Svenska Handelsbanken, New York, 0.29%, 7/24/13	115,000	115,000,367
Toronto – Dominion Bank, New York:
0.30%, 7/22/13	100,000	100,000,000
0.28%, 10/22/13[a]	560,000	560,000,000
0.24%, 12/20/13[a]	200,000	200,000,000
0.32%, 4/02/14	190,000	190,000,000
UBS AG, Stamford:
0.33%, 8/14/13	168,000	168,014,333
0.28%, 4/30/14[a]	358,000	358,000,000
Westpac Banking Corp., New York[a]:
0.30%, 4/14/14	277,000	277,000,000
0.29%, 4/28/14	300,000	300,000,000
Total Certificates of Deposit – 42.1%		15,650,421,872
Commercial Paper
Australia & New Zealand Banking Group Ltd.:
0.35%, 1/17/14	200,000	200,000,000
0.30%, 2/25/14	137,000	137,000,000
0.36%, 5/02/14[a]	300,000	300,000,000

Commercial Paper	Par (000)	Value
Bedford Row Funding Corp.[c]:
0.30%, 3/17/14	$17,500	$17,462,229
0.30%, 3/19/14	77,000	76,832,525
0.30%, 3/24/14	50,000	49,889,167
Caisse D’ Amortissement De La Dette Sociale, 0.27%, 8/06/13[c]	165,000	164,955,450
Ciesco LLC, 0.27%, 8/19/13[c]	100,000	99,963,250
Collateralized Commercial Paper Co. LLC, 0.25%, 9/09/13[c]	200,000	199,902,778
Commonwealth Bank of Australia:
0.33%, 11/14/13	295,000	294,988,855
0.32%, 11/15/13[d]	300,000	300,000,000
0.32%, 11/27/13	75,000	75,000,000
0.30%, 3/28/14	200,000	200,000,000
0.30%, 4/04/14	250,000	250,000,000
CPPIB Capital, Inc.[c]:
0.30%, 1/16/14	185,000	184,693,208
0.30%, 1/17/14	180,000	179,700,000
DBS Bank Ltd., 0.27%, 10/02/13[c]	72,500	72,449,431
DNB Bank ASA[c]:
0.29%, 7/08/13	175,000	174,990,132
0.27%, 8/06/13	200,000	199,946,000
0.27%, 9/17/13	272,750	272,588,275
Erste Abwicklungsanstalt[c]:
0.39%, 7/15/13	25,000	24,996,208
0.52%, 7/22/13	130,000	129,960,567
0.26%, 8/06/13	50,000	49,987,000
0.25%, 10/02/13	100,000	99,935,417
0.25%, 10/24/13	100,000	99,921,736
0.26%, 12/02/13	100,000	99,890,917
Govco LLC[c]:
0.28%, 7/09/13	79,600	79,595,047
0.28%, 7/15/13	100,000	99,989,111
0.27%, 8/01/13	75,000	74,982,562

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS – (continued)

June 30, 2013 (Unaudited)

Commercial Paper	Par (000)	Value
0.27%, 8/02/13	$50,000	$49,988,000
0.27%, 8/07/13	37,000	36,989,732
0.27%, 8/19/13	100,000	99,963,250
0.27%, 8/21/13	150,000	149,942,625
0.27%, 8/28/13	90,000	89,960,850
HSBC Bank Plc:
0.53%, 9/18/13	230,000	230,000,000
0.33%, 5/02/14	175,000	175,000,000
0.32%, 5/07/14	100,000	100,000,000
0.30%, 6/20/14	232,500	232,500,000
Kells Funding LLC:
0.24%, 10/08/13	75,000	75,000,000
0.24%, 10/15/13	107,500	107,500,000
0.26%, 10/17/13[c]	50,000	49,961,000
0.24%, 10/22/13[c]	30,000	29,977,400
0.25%, 11/04/13	200,000	200,000,000
0.25%, 11/12/13	325,000	325,000,000
0.24%, 11/15/13	100,000	100,000,468
0.24%, 11/19/13	75,000	75,000,000
0.24%, 12/03/13	200,000	200,000,000
0.24%, 3/18/14	175,000	175,000,000
Nordea North America, Inc.[c]:
0.28%, 7/15/13	115,905	115,892,379
0.28%, 7/16/13	115,905	115,891,478
0.28%, 7/17/13	325,000	324,960,278
Northern Pines Funding LLC[c]:
0.32%, 9/27/13	200,000	199,843,556
0.34%, 11/14/13	250,000	249,678,889
Skandinaviska Enskilda Banken ABc:
0.25%, 8/29/13	150,000	149,938,542
0.19%, 10/04/13	5,000	4,997,546
Svenska Handelsbanken AB, 0.28%, 7/23/13[c]	144,000	143,975,360
Toyota Credit Canada Inc., 0.29%, 1/03/14[c]	50,000	49,925,083
Toyota Motor Credit Corp.[c]:
0.27%, 10/31/13	242,225	242,003,364
0.28%, 12/30/13	130,000	129,815,978

Commercial Paper	Par (000)	Value
Versailles Commercial Paper LLC, 0.28%, 7/22/13[c]	$9,300	$9,298,481
Westpac Banking Corp.:
0.35%, 1/13/14	150,000	150,000,000
0.35%, 1/24/14	330,000	330,000,000
Westpac Securities NZ Ltd., London, 0.35%, 1/30/14	61,500	61,499,579
Total Commercial Paper – 24.2%		8,989,123,703
Corporate Bonds
Commonwealth Bank of Australia, 1.00%, 3/17/14[a,d]	218,224	219,361,764
KFW MTN, 0.21%, 2/28/14	90,000	89,969,310
Nordrhein-Westfallen Land of MTN, 0.57%, 10/30/13	80,000	80,080,010
Svenska Handelsbanken AB, 0.28%, 12/13/13[a,d]	295,800	295,800,000
Westpac Banking Corp., 0.97%, 9/24/13[a,d]	25,000	25,037,682
Total Corporate Bonds – 1.9%		710,248,766
Time Deposits
DNB Bank ASA, 0.04%, 7/01/13	60,000	60,000,000
Natixis, 0.10%, 7/01/13	1,200	1,200,000,000
Skandinaviska Enskilda Banken AB, 0.05%, 7/01/13	35,000	35,000,000
Societe Generale SA, 0.08%, 7/01/13	495,000	495,000,000
Total Time Deposits – 4.8%		1,790,000,000

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS – (continued)

June 30, 2013 (Unaudited)

US Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae Variable Rate Notes[a]:
0.16%, 11/08/13	$170,000	$169,981,649
0.17%, 6/20/14	125,000	124,975,881
0.16%, 2/27/15	59,600	59,575,118
Federal Farm Credit Bank Variable Rate Notes[a]:
0.14%, 3/07/14	40,000	39,997,480
0.16%, 5/23/14	50,000	49,993,430
0.17%, 10/20/14	95,000	94,974,921
Federal Home Loan Bank:
0.17%, 7/17/13	6,000	6,000,049
0.08%, 11/08/13[c]	1,000	999,711
0.13%, 5/15/14[a]	185,000	185,000,000
0.13%, 5/16/14[a]	150,000	150,000,000
0.13%, 6/05/14[a]	50,000	50,000,000
0.14%, 12/19/14[a]	200,000	199,970,266
Federal Home Loan Bank Variable Rate Notes, 0.25%, 7/08/13[a]	50,000	50,000,000
Freddie Mac, 0.16%, 1/14/14[c]	30,000	29,973,733
Freddie Mac Variable Rate Notes, 0.32%, 9/03/13[a]	27,900	27,899,013
Total US Government Sponsored Agency Obligations – 3.3%		1,239,341,251
US Treasury Obligations
US Treasury Notes:
0.50%, 11/15/13	420,000	420,568,979
0.25%, 11/30/13	782,000	782,401,542
0.75%, 12/15/13	610,000	611,799,427
1.00%, 1/15/14	150,000	150,726,316
0.25%, 1/31/14	1,309,000	1,309,932,582
1.25%, 2/15/14	379,000	381,669,359
0.25%, 2/28/14	462,000	462,367,212
0.25%, 3/31/14	200,000	200,159,807
Total US Treasury Obligations – 11.6%		4,319,625,224

Repurchase Agreements	Par (000)	Value
BNP Paribas Securities Corp., 0.13%, 7/01/13 (Purchased on 03/12/13 to be repurchased at $240,981,606, collateralized by various corporate debt obligations, 0.48% to 9.87% due 1/30/14 to 6/01/43, par and fair value of $258,806,359 and $242,350,724, respectively)	$230,000	$230,000,000
Total Value of BNP Paribus Securities Corp. (collateral value of $242,350,724)		230,000,000
Citigroup Global Markets, Inc., 0.14%, 7/01/13 (Purchased on 06/28/13 to be repurchased at $190,002,217, collateralized by various corporate debt obligations, 2.11% to 6.01% due 1/01/20 to 6/01/43, par and fair value of $590,042,864 and $195,617,575, respectively)	190,000	190,000,000

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS – (continued)

June 30, 2013 (Unaudited)

Repurchase Agreements	Par (000)	Value
Citigroup Global Markets, Inc., 0.38%, 7/01/13 (Purchased on 01/17/13 to be repurchased at $108,258,728, collateralized by various corporate debt obligations, 0.00% to 7.00% due 6/30/13 to 4/01/39, par and fair value of $98,906,385 and $99,821,792, respectively)	$95,000	$95,000,000
Citigroup Global Markets, Inc., 0.50%, 7/30/13 (Purchased on 01/22/13 to be repurchased at $154,097,462, collateralized by various corporate debt obligations, 0.00% to 8.50% due 8/15/13 to 11/15/67, par and fair value of $127,823,000 and $133,788,336, respectively)[e]	130,000	130,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $429,227,703)		415,000,000

Repurchase Agreements	Par (000)	Value
Credit Suisse Securities (USA) LLC, 0.62%, 7/22/13 (Purchased on 06/28/13 to be repurchased at $83,087,196, collateralized by various corporate debt obligations, 0.00% to 7.93% due 8/15/18 to 8/15/56, par and fair value of $278,657,058 and $72,494,034, respectively)	$83,000	$83,000,000
Credit Suisse Securities (USA) LLC, 0.58%, 8/01/13 (Purchased on 06/28/13 to be repurchased at $150,082,167, collateralized by various corporate debt obligations, 0.00% to 5.75% due 7/15/24 to 6/10/49, par and fair value of $1,784,085,572 and $162,006,997, respectively)[e]	150,000	150,000,000

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS – (continued)

June 30, 2013 (Unaudited)

Repurchase Agreements	Par (000)	Value
Credit Suisse Securities (USA) LLC, 0.58%, 8/01/13 (Purchased on 06/28/13 to be repurchased at $250,136,944, collateralized by various corporate debt obligations, 0.00% to 6.59% due 11/15/17 to 12/25/59, par and fair value of $713,204,682 and $285,317,883, respectively)[e]	$250,000	$250,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $519,818,914)		483,000,000
Deutsche Bank Securities, Inc., 0.25%, 7/01/13 (Purchased on 06/28/13 to be repurchased at $450,009,375, collateralized by various corporate debt obligations, 3.00% to 5.50% due 4/01/27 to 4/01/43, par and fair value of $657,508,145 and $463,500,000, respectively)	450,000	450,000,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $463,500,000)		450,000,000

Repurchase Agreements	Par (000)	Value
Goldman Sachs & Co., 0.12%, 7/03/13 (Purchased on 06/26/13 to be repurchased at $375,506,258, collateralized by various corporate debt obligations, 5.76% to 6.51% due 7/25/26 to 3/25/43, par and fair value of $2,156,785,180 and $401,785,000, respectively)	$375,500	$375,500,000
Total Value of Goldman Sachs & Co. (collateral value $401,785,000)		375,000,000
HSBC Securities (USA), Inc., 0.11%, 7/01/13 (Purchased on 06/28/13 to be repurchased at $200,001,833, collateralized by various corporate debt obligations, 1.65% to 11.63% due 8/15/13 to 11/15/31, par and fair value of $207,394,336 and $207,394,336, respectively)	200,000	200,000,000

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS – (continued)

June 30, 2013 (Unaudited)

Repurchase Agreements	Par (000)	Value
HSBC Securities (USA), Inc., 0.15%, 7/01/13 (Purchased on 06/28/13 to be repurchased at $112,001,400, collateralized by US treasury obligation, 0.00% to 0.25% due 5/15/16 to 1/01/18, par and fair value of $113,738,400 and $113,133,499, respectively)	$112,000	$112,000,000
Total Value of HSBC Securities (USA), Inc. (collateral value $320,527,835)		312,000,000
J.P. Morgan Securities LLC, 0.51%, 7/01/13 (Purchased on 06/28/13 to be repurchased at $60,002,550, collateralized by various US government sponsored agency obligations, 0.33% to 6.63% due 3/15/28 to 2/15/51, par and fair value of $265,551,180 and $72,494,034, respectively)	60,000	60,000,000

Repurchase Agreements	Par (000)	Value
J.P. Morgan Securities LLC, 0.00%, 9/25/13 (Purchased on 06/28/13 to be repurchased at $200,000,000, collateralized by various corporate debt obligations, 0.00% to 8.75% due 7/11/13 to 3/14/51, par and fair value of $196,673,160 and $210,240,618, respectively)[e]	$200,000	$200,000,000
J.P. Morgan Securities LLC, 0.63%, 9/25/13 (Purchased on 06/28/13 to be repurchased at $500,472,500, collateralized by various corporate debt obligations, 0.06% to 8.00% due 4/15/17 to 3/12/51, par and fair value of $4,757,764,129 and $613,516,005, respectively)	500,000	500,000,000
Total Value of J.P. Morgan Securities LLC (collateral value of $896,250,657)		760,000,000

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS – (continued)

June 30, 2013 (Unaudited)

Repurchase Agreements	Par (000)	Value
Merrill Lynch, Pierce, Fenner & Smith Inc., 0.18%, 7/01/13 (Purchased on 12/20/12 to be repurchased at $106,611,000, collateralized by various corporate debt obligations, 0.37% to 8.75% due 5/01/14 to 11/16/41, par and fair value of $973,501,807 and $106,389,813, respectively)	$100,000	$100,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith Inc. (collateral value of $106,389,813)		100,000,000
Morgan Stanley & Co. LLC, 0.11%, 7/01/13 (Purchased on 1/15/13 to be repurchased at $93,636,050, collateralized by various US government sponsored agency obligations, 2.07% to 6.28% due 1/01/21 to 4/01/43, par and fair value of $234,861,172 and $92,700,000 respectively)	90,000	90,000,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $92,700,000)		90,000,000

Repurchase Agreements	Par (000)	Value
RBS Securities, Inc., 0.15%, 7/01/13 (Purchased on 06/28/13 to be repurchased at $114,001,425, collateralized by various US government sponsored agency obligations, 0.63% to 5.50% due 12/29/14 to 7/18/16, par and fair value of $108,211,000 and $116,284,652 respectively)	$114,000	$114,000,000
RBS Securities, Inc., 0.10%, 7/01/13 (Purchased on 06/28/13 to be repurchased at $120,001,000, collateralized by various US government sponsored agency obligations, 2.00% to 7.00% due 2/01/17 to 4/01/52, par and fair value of $144,923,214 and $122,403,446 respectively)	120,000	120,000,000

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS – (continued)

June 30, 2013 (Unaudited)

Repurchase Agreements	Par (000)	Value
RBS Securities, Inc., 0.18%, 7/01/13 (Purchased on 06/28/13 to be repurchased at $40,000,600, collateralized by various US government sponsored agency obligations, 3.00% to 4.50% due 6/01/28 to 6/01/43, par and fair value of $52,849,359 and $40,800,432 respectively)	$40,000	$40,000,000
Total Value of RBS Securities, Inc. (collateral value of $279,488,530)		274,000,000
Wells Fargo Securities LLC, 0.18%, 7/01/13 (Purchased on 2/15/13 to be repurchased at $341,155,200, collateralized by various corporate debt obligations, 0.00% to 12.00% due 9/13/13 to 5/10/63, par and fair value of $2,020,691,909 and $335,419,125, respectively)	320,000	320,000,000

Repurchase Agreements	Par (000)	Value
Wells Fargo Securities LLC, 0.40%, 8/02/13 (Purchased on 5/02/13 to be repurchased at $183,122,000, collateralized by various corporate debt obligations, 0.00% to 12.00% due 7/15/14 to 5/10/63, par and fair value of $249,171,574 and $191,563,679, respectively)	$183,000	$183,000,000
Total Value of Wells Fargo Securities LLC (collateral value of $526,982,804)		503,000,000
Total Repurchase Agreements – 10.8%		3,992,500,000
Total Investments (Cost – $36,691,260,816*) – 98.7%		36,691,260,816
Other Assets Less Liabilities – 1.3%		477,538,605

Net Assets – 100.0%		$37,168,799,421

*	Cost for federal income tax purposes.
[a]	Variable rate security. Rate shown is as of report date.
[b]	Issuer is a US branch of foreign domiciled bank.
[c]	Rates shown are discount rates or a range of discount rates paid at the time of purchase.
[d]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

[e]	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS – (concluded)

June 30, 2013 (Unaudited)

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments, please refer to Note 1 of the Note to Financial Statements.

The following table summarizes the Master Portfolio’s investments categorized in the disclosure hierarchy as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	–	$36,691,260,816	–	$36,691,260,816

[1]	See above Schedule of Investments for values in each security type.

Certain of the Master Portfolio’s assets are held at carrying amount which approximates fair value for financial statement purposes. As of June 30, 2013, cash of $270,041,931 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended June 30, 2013.

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2013 (Unaudited)

ASSETS
Investments at value – unaffiliated[1]	$32,698,760,816
Repurchase agreements – unaffiliated[2]	3,992,500,000
Cash	270,041,931
Investments sold receivable	200,509,446
Interest receivable	14,355,084
Contributions receivable from investors	208

Total assets	37,176,167,485

LIABILITIES
Investments purchased payable	4,997,546
Investment advisory fees payable	2,245,346
Professional fees payable	66,925
Trustees’ fees payable	58,247
Other accrued expenses payable	–

Total liabilities	7,368,064

NET ASSETS	$37,168,799,421

Net Assets Consist of
Investors’ capital	$37,168,799,421

[1] Investments at cost – unaffiliated	$32,698,760,816

[2] Repurchase agreements at cost – unaffiliated	$3,992,500,000

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2013 (Unaudited)

INVESTMENT INCOME
Income	$55,973,038

EXPENSES
Investment advisory	19,765,359
Independent Trustees	199,492
Professional	59,161

Total expenses	20,024,012
Less fees reimbursed by Manager	(6,188,261)

Total expenses after fees waived	13,835,751

NET INVESTMENT INCOME	42,137,287

REALIZED GAIN
Net realized gain from investments	2,935,971

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$45,073,258

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$42,137,287	$99,154,852
Net realized gain	2,935,971	2,320,981

Net increase in net assets resulting from operations	45,073,258	101,475,833

Capital Transactions
Proceeds from contributions	59,632,816,518	95,051,859,443
Value of withdrawals	(57,798,189,217)	(88,392,282,963)

Net increase in net assets derived from capital transactions	1,834,627,301	6,659,576,480

NET ASSETS
Total increase in net assets	1,879,700,559	6,761,052,313
Beginning of period	35,289,098,862	28,528,046,549

End of period	$37,168,799,421	$35,289,098,862

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31,
		2012	2011	2010	2009	2008
Total Investment Return
Total investment return	0.10%[1]	0.27%	0.23%	0.27%	0.48%	2.90%[3]

Ratios to Average Net Assets
Total expenses	0.10%[2]	0.10%	0.10%	0.10%	0.10%	0.10%

Total expenses after fees waived	0.07%[2]	0.07%	0.07%	0.07%	0.07%	0.07%

Net investment income	0.21%[2]	0.27%	0.22%	0.26%	0.48%	2.88%

Supplemental Data
Net assets, end of period (000)	$37,168,799	$35,289,099	$28,528,047	$20,008	$21,134,748	$22,488,961

[1]	Aggregate total investment return.
[2]	Annualized.
[3]

For the year ended December 31, 2008, 0.01% of the total return consists of purchases of securities by BlackRock Fund Advisors (“BFA” or the “Manager”) at prices in excess of the securities’ then current fair value. Excluding these items, total return would have been 2.89%.

See Notes to Financial Statements.

MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

1.	Organization:

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate only to Money Market Master Portfolio (the “Master Portfolio”). The Master Portfolio’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2.	Significant Accounting Policies:

The Master Portfolio’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Master Portfolio:

Valuation: US GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. The Master Portfolio seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Income Taxes: The Master Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized gains and losses of the Master Portfolio. Therefore, no federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s US federal tax returns remains open for the four years ended December 31, 2012. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In December 2011, the Financial Accounting Standards Board issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements

MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS – (continued)

which are eligible for offset in the Statements of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Master Portfolio’s financial statement disclosures.

Other: Expenses directly related to the Master Portfolio is charged to the Master Portfolio. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

3.	Securities and Other Investments:

Repurchase Agreements: The Master Portfolio may enter into in repurchase agreements. In a repurchase agreement, the Master Portfolio purchases a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Master Portfolio’s custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Master Portfolio could experience losses, delays and costs in liquidating the collateral.

Repurchase transactions are entered into by the Master Portfolio under Master Repurchase Agreements (MRA) which permits the Master Portfolio, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Master Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Master Portfolio received securities as collateral with a market value in excess of the repurchase price to be received by the Master Portfolio upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Master Portfolio recognizes a liability with respect to such excess collateral to reflect the Master Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.

4.	Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”). MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement (the “Investment Advisory Agreement”) with BlackRock Fund Advisors (“BFA”), the Master Portfolio’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. Pursuant to the Investment Advisory Agreement with MIP, BFA is responsible for the management of the Master Portfolio’s investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio. For such services, the Master Portfolio pays BFA a monthly fee at an annual rate of 0.10% of the average daily value of the Master Portfolio’s net assets. BFA has contractually agreed to waive 0.03% of its investment advisory fees through April 30, 2014. BFA has also voluntarily agreed to waive investment advisory fees to enable the feeders that invest in the Master Portfolio to maintain minimum levels of daily net investment income. BFA may discontinue the voluntary waiver at any time.

MONEY MARKET MASTER PORTFOLIO

NOTES TO FINANCIAL STATEMENTS – (concluded)

For the six months ended June 30, 2013, the amount included in fees waived by advisor in the Statement of Operations is $5,929,608.

The fees and expenses of MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and MIP’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. BFA has contractually agreed to cap the expenses of the Master Portfolio at the rate at which the Master Portfolio pays an advisory fee to BFA by providing an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to the independent expenses. These contractual waivers are effective through April 30, 2014. The amounts waived are included in fees waived by advisor in the Statement of Operations. For the six months ended June 30, 2013, such waiver amounted to $258,653.

MIP entered into an administration services arrangement with BlackRock Advisors, LLC (“BAL”), which has agreed to provide general administration services (other than investment advice and related portfolio activities). BAL may delegate certain of its administration duties to sub-administrators. BAL, in consideration thereof, has agreed to bear all of the Master Portfolios’ and MIP’s ordinary operating expenses excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolios.

BAL is not entitled to compensation for providing administration services to the Master Portfolios, for so long as BAL is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolios.

Certain officers and/or trustees of MIP are officers and/or directors of BlackRock or its affiliates.

5.	Market and Credit Risk:

In the normal course of business, the Master Portfolio invests in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all of its obligations (issuer credit risk). The value of securities held by the Master Portfolio may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity with which the Master Portfolio has unsettled or open transactions may fail to or be unable to perform on its commitments. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by it’s value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

6.	Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

MONEY MARKET MASTER PORTFOLIO

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of Master Investment Portfolio (the “Master Fund”) met in person on April 11, 2013 (the “April Meeting”) and May 21-22, 2013 (the “May Meeting”) to consider the approval of the Master Fund’s investment advisory agreement (the “Agreement”) with BlackRock Fund Advisors (“BlackRock”), the Master Fund’s investment advisor, on behalf of Money Market Master Portfolio (the “Master Portfolio”), a series of the Master Fund.

Activities and Composition of the Board

The Board consists of fourteen individuals, twelve of whom are not “interested persons” of the Master Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each extending over two days, and a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreement. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Master Portfolio by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Portfolio and its interest holders. Among the matters the Board considered were: (a) investment performance of an affiliated feeder fund that invests all of its investable assets in the Master Portfolio (the “representative feeder fund”) for one-year, three-year, five-year and/or since inception periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master Portfolio for services, such as marketing and distribution, call center and fund accounting; (c) the Master Portfolio’s operating expenses and how BlackRock allocates expenses to the Master Portfolio; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master Portfolio’s investment objective, policies and restrictions; (e) the Master Fund’s compliance with its Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the

MONEY MARKET MASTER PORTFOLIO

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT – (continued)

proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment objectives across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

The Board has engaged in an ongoing strategic review with BlackRock of opportunities to consolidate funds and of BlackRock’s commitment to investment performance. In addition, the Board requested and BlackRock provided an analysis of fair valuation and stale pricing policies. BlackRock also furnished information to the Board in response to specific questions. These questions covered issues such as BlackRock’s profitability, investment performance and management fee levels. The Board further considered the importance of: (i) organizational and structural variables to investment performance; (ii) rates of portfolio turnover; (iii) BlackRock’s performance accountability for portfolio managers; (iv) marketing support for the funds; (v) services provided to the Master Portfolio by BlackRock affiliates; and (vi) BlackRock’s oversight of relationships with third party service providers.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Board is engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on fees and expenses of the Master Portfolio and the representative feeder fund, as applicable, as compared with a peer group of funds as determined by Lipper (“Expense Peers”) and the investment performance of the representative feeder fund as compared with a peer group of funds as determined by Lipper;1 (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by the Master Portfolio to BlackRock; and (g) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between BlackRock and the Master Fund with respect to the Master Portfolio for a one-year term ending June 30, 2014. In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master

[1]	Lipper ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

MONEY MARKET MASTER PORTFOLIO

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT – (continued)

Portfolio and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master Portfolio; (d) the Fund’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance comparison as previously discussed; (e) economies of scale; (f) fall-out benefits to BlackRock as a result of its relationship with the Master Portfolio; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to securities lending, services related to the valuation and pricing of portfolio holdings of the Master Portfolio, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Master Portfolio and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

Nature, Extent and Quality of the Services Provided by BlackRock

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Master Portfolio. Throughout the year, the Board compared the representative feeder fund’s performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Master Portfolio’s portfolio management team discussing the performance of the Master Portfolio and the representative feeder fund and the Master Portfolio’s investment objective, strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Master Portfolio’s portfolio management team; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to the Master Portfolio. BlackRock and its affiliates provide the Master Portfolio with certain administrative, shareholder and other services (in addition to any such services provided to the Master Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Master Portfolio. In particular, BlackRock and its affiliates provide the Master Portfolio with the following administrative services, including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; (vi) furnishing analytical and other support to assist the Board in its consideration of strategic issues

MONEY MARKET MASTER PORTFOLIO

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT – (continued)

such as the merger or consolidation of certain open-end funds; and (vii) performing other administrative functions necessary for the operation of the Master Portfolio, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

The Investment Performance of the Master Portfolio and BlackRock

The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master Portfolio. The Board noted that the representative feeder fund’s investment results correspond directly to the investment results of the Master Portfolio. In preparation for the April Meeting, the Board worked with its independent legal counsel, BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of the representative feeder fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the representative feeder fund as compared to other funds in its applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds and periodically meets with Lipper representatives to review its methodology. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Master Portfolio management to discuss, the performance of the Master Portfolio and the representative feeder fund, as applicable, throughout the year.

The Board noted that the representative feeder fund ranked in the first quartile against its Lipper Performance Universe for each of the one-, three- and five-year periods reported. The Board reviewed the representative feeder fund’s performance within the context of the low yield environment that has existed over the past few years.

The Board noted that BlackRock has recently made, and continues to make, changes to the organization of BlackRock’s overall portfolio management structure designed to result in strengthened leadership teams.

Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master Portfolio

The Board, including the Independent Board Members, reviewed the Master Portfolio’s contractual advisory fee rate compared with the other funds in the representative feeder fund’s Lipper category. The contractual advisory fee rate is shown before taking into account any reimbursements or fee waivers. The Board also compared the representative feeder fund’s total net operating expense ratio, as well as the Master Portfolio’s actual advisory fee rate, to those of other funds in the representative feeder fund’s Lipper category. The total net operating expense ratio and actual advisory fee rate both give effect to any expense reimbursements or fee waivers that benefit the funds. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for

MONEY MARKET MASTER PORTFOLIO

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT – (continued)

services provided to the Master Portfolio. The Board reviewed BlackRock’s profitability with respect to the Master Portfolio and other funds the Board currently oversees for the year ended December 31, 2012 compared to available aggregate profitability data provided for the two prior years. The Board reviewed BlackRock’s profitability with respect to certain other fund complexes managed by BlackRock and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by BlackRock, the types of funds managed, precision of expense allocations and business mix. As a result, comparing profitability is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management and the relative product mix.

In addition, the Board considered the cost of the services provided to the Master Portfolio by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Master Portfolio. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board.

The Board noted that the Master Portfolio’s contractual advisory fee rate ranked in the first quartile relative to the representative feeder fund’s Expense Peers. The Board reviewed the Master Portfolio’s/representative feeder fund’s expenses within the context of the low yield environment and consequent expense waivers and reimbursements. The Board also noted that BlackRock has contractually agreed to waive a portion of the advisory fees for the Master Portfolio. The Board further noted that BlackRock and its affiliates have agreed to reimburse or otherwise compensate each Master Portfolio for the fees and expenses of the Independent Board Members, counsel to the Independent Board Members and the Master Portfolio’s independent registered public accounting firm. The Board additionally noted that, to enable the Master Portfolio to maintain minimum levels of daily net investment income, BlackRock and the representative feeder fund’s distributor have voluntarily agreed to reduce the Master Portfolio’s expenses as necessary; this voluntary waiver and reimbursements may be discontinued at any time without notice.

Economies of Scale

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master Portfolio increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Master Portfolio benefits from such economies and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master Portfolio to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the asset level of the Master Portfolio. In its consideration, the Board took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

MONEY MARKET MASTER PORTFOLIO

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT – (concluded)

Other Factors Deemed Relevant by the Board Members

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Master Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master Portfolio, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

The Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between BlackRock and the Master Fund with respect to the Master Portfolio for a one-year term ending June 30, 2014. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Master Portfolio and its interest holders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

MONEY MARKET MASTER PORTFOLIO

OFFICERS AND TRUSTEES

Ronald W. Forbes, Co-Chairman of the Board and Trustee

Rodney D. Johnson, Co-Chairman of the Board and Trustee

Paul L. Audet, Trustee

David O. Beim, Trustee

Henry Gabbay, Trustee

Dr. Matina S. Horner, Trustee

Herbert I. London, Trustee

Ian A. MacKinnon, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Toby Rosenblatt, Trustee

Kenneth L. Urish, Trustee

Frederick W. Winter, Trustee

John M. Perlowski, President and Chief Executive Officer

Richard Hoerner, CFA, Vice President

Brendan Kyne, Vice President

Christopher Stavrakos, CFA, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer

Benjamin Archibald, Secretary

Investment Advisor

BlackRock Fund Advisors

San Francisco, CA 94105

Administrator

BlackRock Advisors LLC

Wilmington, DE 19809

Custodian, Transfer Agent and Accounting Agent

State Street Bank and Trust Company

Boston, MA 02110

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

New York, NY 10017

Address of the Trust

400 Howard Street

San Francisco, CA 94105

BLACKROCK

Hewitt Series Trust

Hewitt Money Market Fund

Semi-Annual Report

June 30, 2013

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

The information required by this Item 6 is included as part of the report to shareholders under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant does not have, and has not previously had, procedures by which shareholders may recommend nominees to the Board of Trustees of Hewitt Series Trust.

Item 11. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the Registrant’s principal executive and principal financial officers have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)	Not applicable.

	(2)	Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2), attached hereto as Exhibits (a)(2)(i) and (a)(2)(ii)

	(3)	Not applicable.

(b)		Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached hereto as Exhibit (b)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hewitt Series Trust

By:	/s/ Andrea W. Armstrong
Andrea W. Armstrong
President

Date:	8/29/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

By:	/s/ Andrea W. Armstrong
Andrea W. Armstrong
President

Date:	8/29/13

By:	/s/ Douglas S. Keith
Douglas S. Keith
CFO and Treasurer

Date:	8/29/13